Equity Compensation Plans	12 Months Ended
Dec. 31, 2013
EQUITY COMPENSATION PLANS [Abstract]
Equity Compensation Plans Disclosure

14. EQUITY COMPENSATION PLANS

2004 Share Incentive Plan

Ku6 Media’s 2004 Share Incentive Plan (“2004 Plan”) allows the Company to offer incentive awards to employees, directors, consultants or external service advisors of the Company. Under the terms of the Plan, options were generally granted at prices equal to or greater than the fair market value on the grant date, expire 10 years from the date of grant, and generally vest over 3-4 years.

Stock options under these plans were all granted prior to 2006 and as of January 1, 2006 all granted stock options were vested. There were 34,669,372 and 15,720,000 options outstanding as of December 31, 2012 and 2013, respectively. Pursuant to the resolution of the Company’s Board on December 3, 2010, the 185,550,800 remaining ordinary shares available for future grants under the 2004 Plan were terminated and unavailable for future use.

The movements in stock options under the 2004 Share Incentive Plan as of and for the years ended December 31, 2011, 2012 and 2013 are set out below:

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
		$		$
Outstanding at January 1, 2011	44,584,700	0.080	2.63	226,985
Granted	—	—	—	—
Exercised	(150,000)	0.025	—	—
Cancelled or Expired	(688,000)	0.096	—	—
Outstanding at December 31, 2011	43,746,700	0.079	1.62	—
Granted	—	—	—	—
Exercised	—	—	—	—
Forfeited	(9,077,328)	0.025	—	—
Outstanding at December 31, 2012	34,669,372	0.094	0.89	—
Granted	—	—	—	—
Exercised	—	—	—	—
Forfeited	(18,949,372)	0.076	—	—
Outstanding at December 31, 2013	15,720,000	0.116	0.11	—
Vested and expected to vest at December 31, 2013	15,720,000	0.116	0.11	—
Vested and exercisable at December 31, 2013	15,720,000	0.116	0.11	—

The aggregate intrinsic values are calculated as the differences between the market values of $0.0120, $0.0106 and $0.0282 of ordinary shares as of December 31, 2011, 2012 and 2013, respectively, and the exercise prices of the shares. The total intrinsic value of options exercised during the years ended December 31, 2011, 2012 and 2013 was approximately nil.

2010 Equity Compensation Plan

In December 2010, the Company authorized an equity compensation plan (“2010 Equity Compensation Plan”) that provides for issuance of options to purchase up to 698,381,300 ordinary shares of the Company. Under the 2010 Equity Compensation Plan, the directors may, at their discretion, grant any officers (including directors) and employees of the Company and/or its subsidiaries, and individual consultant or advisor (i) options to subscribe for ordinary shares, (ii) share appreciation rights to receive payment, in cash and/or the Company’ ordinary shares, equals to the excess of the fair market value of the Company’ ordinary shares, or (iii) other types of compensation based on the performance of the Company’ ordinary shares.

On December 4, 2010, the Company granted stock options to purchase up to 516,750,000 ordinary shares under the 2010 Equity Compensation Plan at an exercise price of $0.0568 per share equivalent to the average market value in the previous fifteen trading days of the grant dates to its employees, senior management and directors. Of all the stock options granted, 272,850,000 were granted to senior management and 243,900,000 were granted to directors and employees. The contract term of the options granted to the directors and employees is six years and the contract term of the options granted to senior management is seven years.

On February 24, 2011, the Company granted stock options to purchase up to 62,000,000 ordinary shares under the 2010 Equity Compensation Plan at an exercise price of $0.0392 per share to its employees, senior management and directors. Of all the stock options granted, 9,000,000 ordinary shares were granted to directors of the company and 53,000,000 were granted to the senior management and employees of Shanda. The contract term of the options is six years.

On July 6, 2011, the Company granted stock options to purchase up to 147,643,000 ordinary shares under the 2010 Equity Compensation Plan at an exercise price of $0.03083 per share to its employees. The contract term of the options is six years.

On August 23, 2011, the Company granted stock options to purchase up to 162,500,000 ordinary shares under the 2010 Equity Compensation Plan at an exercise price of $0.0227 per share to its employees, senior management and directors. Of all the stock options granted, 112,000,000 were granted to senior management of the Company, 15,000,000 were granted to directors of the Company, and 35,500,000 were granted to the senior management and employees of Shanda. The contract term of the options is six years.

On October 14, 2011, the Company granted stock options to purchase up to 21,000,000 ordinary shares under the 2010 Equity Compensation Plan at an exercise price of $0.0188 per share to its senior management. The contract term of the options is six years.

On August 28, 2012, the Company granted stock options to purchase up to 28,500,000 ordinary shares under the 2010 Equity Compensation Plan at an exercise price of $0.0116 per share to its employees. The contract term of the options is six years.

On May 7, 2013, the Company granted stock options to purchase up to 254,100,000 ordinary shares under the 2010 Equity Compensation Plan at an exercise price of $0.0103 per share to its employees and senior management. Of all the stock options granted, 140,000,000 were granted to senior management of the Company, 50,600,000 were granted to employees of the Company, and 63,500,000 were granted to senior management and employees of Shanda. The contract term of the options is six years.

On June 3, 2013, the Company granted stock options to purchase up to 69,800,000 ordinary shares under the 2010 Equity Compensation Plan at an exercise price of $0.0113 per share to its senior management. The contract term of the options is six years.

As of December 31, 2013, 183,087,300 ordinary shares were available for future grants under the 2010 Equity Compensation Plan.

The options granted to directors and employees vest over a four year period, with 25% of the options to vest on each of the first, second, third and fourth anniversaries of the grant date as stipulated in the stock option agreements.

The options granted to senior management prior to 2013 vest in 16 instalments.  The first 2 of 16 instalments - options earned in the first two quarters after the grant date - shall vest and become exercisable at the first anniversary of the grant date.  There are no performance conditions attached to the first 2 instalments. For each quarter during the four-year period after the grant date (the “Performance Period Start Date”), one 1/16th instalment of the total options have the opportunity to be earned for each quarter contingent on the achievement of positive quarterly operating income for the quarter, provided the aggregate number of options earned in the Performance Period shall not exceed 14 of the 16 instalments comprising the total options granted. On each of the first, fourth, eighth and twelfth quarter earnings release dates from the first quarter of the Performance Period, all of the earned options during the four quarters preceding such earnings release date shall vest and become exercisable, in each case, provided that the employment with the Company remains on such vesting date.

The options granted to senior management in 2013 vest over a four year period, with 25% of the options to vest on each of the first, second, third and fourth anniversaries of the grant date as stipulated in the stock option agreements.

In relation to the business strategy adjustments in 2011 (Note 1), the Company significantly reduced its sales forces, and certain directors, senior management and employees resigned from the Company.  Accordingly, the options granted to such directors, senior managements and employees were forfeited.

Option Modification

On December 11, 2013, the Board of Directors approved option modifications to modify the vesting conditions of certain outstanding options (granted to senior management) that were granted by the Company under the 2010 Equity Compensation Plan. The modifications waived the performance condition attributable to the period from the third quarter of 2011 to the third quarter of 2013, resulting in 60% of the options attributable to that period immediately vesting. Simultaneously, the performance condition was eliminated from the fourth quarter of 2013 prospectively. Other terms of the option grants remain unchanged. All eligible option grantees affected by such changes entered into amendments to their original share option agreements. The effect of the modification on the estimated fair value of the options was computed under relevant U.S. GAAP; the modifications resulted in total incremental compensation cost of $0.37 million, of which $0.18 million was recorded during the year ended December 31, 2013 for options that were fully vested. The remaining $0.19 million will be amortized over the remaining vesting periods of the respective options.

In accordance with ASC Topic 718, the Company recognizes share-based compensation expense for the options granted to directors and employees as well as the options to senior management vested only based on passage of time and continued employment with the Company, net of a forfeiture rate, using the straight-line method. For the options granted to senior management earned contingent on the achievement of quarterly performance targets, the Company recognizes share-based compensation expense for the options earned in each quarter during the Performance Period using the graded-vesting attribution method when the Company concludes that it is probable that the performance targets will be achieved, net of a forfeiture rate.

Share-based compensation expense related to the stock options granted by the Company to its employees, senior management and directors under the 2010 Equity Compensation Plan amounted to $463,753 and $1,023,871 for the year ended December 31, 2012 and 2013, respectively.  Share-based compensation cost related to the option awards granted by the Company to the directors, senior management and employees of Shanda under the 2010 Equity Compensation Plan amounted to $350,761 and $52,888 for the years ended December 31, 2012 and 2013, respectively, and was recognized as dividends distributed to Shanda.

The movements in stock options under the 2010 Equity Compensation Plan as of and for the years ended December 31, 2011, 2012 and 2013 are set out below.

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
		$		$
Outstanding at January 1, 2011	516,750,000	0.0568	6.46	—
Granted	393,143,000	0.0281	—	—
Exercised	—	—	—	—
Cancelled or Expired	(507,067,000)	0.0517	—	—
Outstanding at December 31, 2011	402,826,000	0.0352	5.47	—
Granted	28,500,000	0.0116	—	—
Exercised	—	—	—	—
Forfeited	(126,070,000)	0.0367	—	—
Outstanding at December 31, 2012	305,256,000	0.0324	4.57	—
Granted	323,900,000	0.0105	—	—
Exercised	(4,000,000)	0.0116	—	55,213
Forfeited	(113,862,000)	0.0317	—	—
Outstanding at December 31, 2013	511,294,000	0.0189	4.70	6,514,815
Vested and expected to vest at December 31, 2013	318,418,290	0.0266	4.32	3,136,573
Vested and exercisable at December 31, 2013	84,102,625	0.0378	3.41	245,418

The intrinsic values as of December 31, 2011, 2012 and 2013 are calculated as the differences between the market values of $0.0120, $0.0106 and $0.0282 of ordinary shares as of December 31, 2011, 2012 and 2013 and the exercise prices of the options.

The weighted average grant-date fair value of options granted during the year ended December 31, 2011, 2012 and 2013 were $0.0151, $0.0076 and $0.0071, respectively. Options vested during the years ended December 31, 2012 and 2013 were 51,464,000 and 50,140,375, respectively.

As of December 31, 2013, there was $1.63 million of unrecognized compensation cost, adjusted for estimated forfeitures, related to stock options granted by the Company to its employees, senior management and directors under the 2010 Equity Compensation Plan. This cost is expected to be recognized over a weighted average period of 2.81 years. Total compensation cost may be adjusted for future changes in estimated forfeitures.  As of December 31, 2013, there was $0.2 million of unrecognized compensation cost, adjusted for estimated forfeitures, related to stock options granted by the Company to the employees of Shanda under the 2010 Equity Compensation Plan, which will be recognized as a dividend distributed to Shanda upon the completion of vesting.

The Black-Scholes option pricing model is used to determine the fair value of the stock options granted under the 2010 Equity Compensation Plan.  The Black-Scholes model requires the input of highly subjective assumptions, including the expected stock price volatility and the sub-optimal early exercise factor. The risk-free rate for periods within the contractual lives of the options is based on the U.S. Treasury yield curve in effect at the time of grant. The fair values of stock options were estimated using the following weighted-average assumptions:

	Options Granted in 2011	Options Granted in 2012	Options Granted in 2013
Fair value of ordinary shares ($)	0.0186~0.0367	0.0116	0.0106~0.0131
Exercise price ($)	0.0188~0.0392	0.0116	0.0103~0.0113
Expected volatility (%)	75%~82%	100%	94%
Expected dividend yield (%)	0%	0%	0%
Expected term (years)	3.5~5	3.5	3.5
Risk-free interest rate (per annum) (%)	1.2680%~1.9933%	1.2425%	1.3445%~1.3843%

(1) The risk-free interest rate for periods within the contractual life of the share option is based on the U.S. Treasury yield curve in effect at the time of grant for a term consistent with the expected term of the awards.

(2) The expected term of stock options granted is developed giving consideration to vesting period, contractual term and historical exercise pattern of options granted by the Company.

(3) The Company has no history or expectation of paying dividends on its common stock.

(4) Expected volatility is estimated based on the historical volatility of comparable companies’ stocks and of the Company’s common stock for a period equal to the expected term preceding the grant date.